Aztlan North America Nearshoring Stock Selection ETF
Schedule of Investments
April 30, 2025 (Unaudited)

COMMON STOCKS - 66.9%	Shares	Value
Commercial Services - 4.8%
GXO Logistics, Inc.(a)	9,879	$358,015
Promotora y Operadora de Infraestructura SAB de CV	10,726	120,235
		478,250

Real Estate - 6.3%
Corp. Inmobiliaria Vesta SAB de CV	230,940	632,593

Storage-Warehousing - 1.2%
Westshore Terminals Investment Corp.	6,445	118,840

Transportation - 54.6%(b)
ArcBest Corp.	5,576	326,308
Canadian National Railway Co.	4,316	417,164
Canadian Pacific Kansas City Ltd.	4,951	358,799
Cargojet, Inc.	8,864	547,382
CSX Corp.	15,641	439,043
Expeditors International of Washington, Inc.	4,907	539,328
GMexico Transportes SAB de CV	33,394	57,695
Grupo Traxion SAB de CV(a)(c)	128,376	108,013
Hub Group, Inc. - Class A	10,374	327,715
Kirby Corp.(a)	6,805	655,798
Matson, Inc.	5,364	585,159
Mullen Group Ltd.	12,113	114,965
TFI International, Inc.	5,834	473,334
Union Pacific Corp.	2,278	491,274
Universal Logistics Holdings, Inc.	2,085	45,328
		5,487,305
TOTAL COMMON STOCKS (Cost $6,939,877)		6,716,988

REAL ESTATE INVESTMENT TRUSTS - 32.9%
American Tower Corp.	2,111	475,841
Dream Industrial Real Estate Investment Trust	13,666	104,872
FIBRA Macquarie Mexico(c)	70,171	110,696
Fibra MTY SAPI de CV	186,900	115,052
Granite Real Estate Investment Trust	11,384	521,193
Innovative Industrial Properties, Inc.	7,744	420,577
Iron Mountain, Inc.	4,165	373,476
Plymouth Industrial REIT, Inc.	6,422	95,495
Prologis Property Mexico SA de CV	163,297	580,528
SBA Communications Corp.	2,095	509,923
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,234,978)		3,307,653

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.25%(d)	16,396	16,396
TOTAL SHORT-TERM INVESTMENTS (Cost $16,396)		16,396

TOTAL INVESTMENTS - 100.0% (Cost $10,191,251)		10,041,037
Liabilities in Excess of Other Assets - (0.0)%(e)		(1,869)
TOTAL NET ASSETS - 100.0%		$10,039,168

Percentages are stated as a percent of net assets.	–%

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $218,709 or 2.2% of the Fund’s net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(e)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of April 30, 2025 (Unaudited)

Aztlan North America Nearshoring Stock Selection ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$6,716,988	$—	$—	$6,716,988
Real Estate Investment Trusts	3,307,653	—	—	3,307,653
Money Market Funds	16,396	—	—	16,396
Total Investments	$10,041,037	$—	$—	$10,041,037

Refer to the Schedule of Investments for further disaggregation of investment categories.